Acquisition of Star 26 - Schedule of Allocation of the Purchase Price (Parentheticals) (Details)		12 Months Ended
	Jan. 12, 2026	Dec. 31, 2025
Customer Relationships [Member]
Acquisition of Star 26 - Schedule of Allocation of the Purchase Price (Parentheticals) (Details) [Line Items]
Useful life		11 years
Acquisition of Star Twenty Six [Member] | Customer Relationships [Member]
Acquisition of Star 26 - Schedule of Allocation of the Purchase Price (Parentheticals) (Details) [Line Items]
Useful life	2 years
Acquisition of Star Twenty Six [Member] | Distributor relations [Member]
Acquisition of Star 26 - Schedule of Allocation of the Purchase Price (Parentheticals) (Details) [Line Items]
Useful life	3 years
Acquisition of Star Twenty Six [Member] | Order backlog [Member]
Acquisition of Star 26 - Schedule of Allocation of the Purchase Price (Parentheticals) (Details) [Line Items]
Useful life	2 years